Changes in carrying values of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Recognized in profit (loss) for the year	₩ (448,098)	₩ (328,145)
Trading assets
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	82,477	201,603
Recognized in profit (loss) for the year	41,127	5,026
Recognized in other comprehensive income (loss) for the year	0	0
Purchase	589,144	76,810
Issue	0	0
Settlement	(139,562)	(200,962)
Transfer in	101,557	0
Transfer out	0	0
Ending balance	674,743	82,477
Financial assets designated at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	614,039	451,124
Recognized in profit (loss) for the year	(9,202)	6,020
Recognized in other comprehensive income (loss) for the year	0	0
Purchase	210,856	337,012
Issue	0	0
Settlement	(267,098)	(180,117)
Transfer in	0	0
Transfer out	0	0
Ending balance	548,595	614,039
Available-for-sale financial assets
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	3,883,441	2,979,058
Recognized in profit (loss) for the year	(200,701)	28,645
Recognized in other comprehensive income (loss) for the year	(3,149)	(81,812)
Purchase	1,150,904	1,308,840
Issue	0	0
Settlement	(565,146)	(359,694)
Transfer in	31,087	20,382
Transfer out	0	(11,978)
Ending balance	4,296,436	3,883,441
Derivative assets and liabilities, net
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(492,136)	(703,841)
Recognized in profit (loss) for the year	634,438	141,080
Recognized in other comprehensive income (loss) for the year	0	0
Purchase	29,333	10,226
Issue	4,541	0
Settlement	(383,873)	40,710
Transfer in	28	19,689
Transfer out	0	0
Ending balance	(207,669)	(492,136)
Financial liabilities designated at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(7,574,327)	(6,444,621)
Recognized in profit (loss) for the year	(913,760)	(508,916)
Recognized in other comprehensive income (loss) for the year	0	0
Purchase	0	0
Issue	(8,710,656)	(5,402,714)
Settlement	9,924,989	4,781,924
Transfer in	0	0
Transfer out	0	0
Ending balance	₩ (7,273,754)	₩ (7,574,327)